NOTE 4 - MERGER WITH CLS LABS (Details) - shares		12 Months Ended
	Apr. 29, 2015	May 31, 2015
NOTE 4 - MERGER WITH CLS LABS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		15,000,000
Reverse Merger with CLS Labs [Member]
NOTE 4 - MERGER WITH CLS LABS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	15,000,000